S000001245 [Member] Investment Objectives and Goals - SMALL CAP INDEX FUND	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SMALL CAP INDEX FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the Russell 2000® Index (the “Index”).